Consolidated Balance Sheets - USD ($)		Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Current assets:
Cash		$ 437,163	$ 999,152		$ 117,696
Prepaid expenses		78,082	158,142		581,784
Total current assets		515,245	1,157,294		699,480
Cash/investments held in Trust Account		804,228,813	794,750,266		759,712,942
Total assets		804,744,058	795,907,560		760,412,422
Current liabilities:
Accounts payable and accrued expenses		6,458,295	3,695,499		338,004
PIPE with reduction right liability	[1]	19,399,127	18,253,010		0
Total current liabilities		25,857,422	21,948,509		338,004
Warrant liability		234,667	469,333		3,285,333
Deferred underwriting compensation		8,925,000	26,250,000		26,250,000
Total liabilities		35,017,089	48,667,842		29,873,337
Commitments and contingencies
Class A ordinary shares subject to possible redemption; 75,000,000 and 75,000,000 shares at $10.72 and $10.60 redemption value at March 31, 2024 and December 31, 2023, respectively		804,128,813	794,650,266		756,862,942
Shareholders' deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding		0	0		0
Additional paid-in capital		0	0		0
Accumulated deficit		(34,403,719)	(47,412,423)		(26,325,732)
Total shareholders' deficit		(34,401,844)	(47,410,548)	$ (26,395,037)	(26,323,857)
Total liabilities and shareholders' deficit		804,744,058	795,907,560		760,412,422
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Current assets:
Cash			247,100,000	210,900,000		$ 256,900,000
Accounts receivable, net			734,100,000	527,000,000		398,600,000
Other current assets			417,100,000	256,500,000		229,700,000
Total current assets			1,464,800,000	1,152,000,000		1,012,000,000
Investment in films and television programs, net			1,908,200,000	1,786,700,000		1,867,900,000
Property and equipment, net			35,900,000	23,800,000		30,000,000
Investments			71,500,000	64,700,000		56,000,000
Intangible assets			26,900,000	26,900,000		32,600,000
Goodwill			801,400,000	795,600,000		795,600,000
Other assets			810,400,000	563,000,000		531,600,000
Total assets			5,119,100,000	4,412,700,000		4,325,700,000
Current liabilities:
Accounts payable			214,100,000	251,100,000		197,000,000
Content related payables			66,700,000	26,600,000		36,800,000
Other accrued liabilities			263,300,000	215,400,000		167,200,000
Participations and residuals			595,900,000	524,400,000		450,800,000
Film related obligations			1,258,200,000	923,700,000		659,500,000
Debt—short term portion			50,300,000	41,400,000		222,800,000
Deferred revenue			248,000,000	126,200,000		153,000,000
Total current liabilities			2,696,500,000	2,108,800,000		1,887,100,000
Debt			1,542,400,000	1,202,200,000		1,236,300,000
Participations and residuals			472,000,000	329,600,000		265,100,000
Film related obligations			554,400,000	1,016,400,000		645,900,000
Other liabilities			338,800,000	120,900,000		163,400,000
Deferred revenue			81,500,000	52,000,000		49,800,000
Deferred tax liabilities			18,800,000	18,100,000		16,400,000
Total liabilities			5,704,400,000	4,848,000,000		4,264,000,000
Commitments and contingencies
Redeemable noncontrolling interests			406,200,000	343,600,000		321,200,000
Shareholders' deficit:
Parent net investment			(1,090,500,000)	(881,900,000)		(271,500,000)
Accumulated other comprehensive income			97,200,000	101,500,000	118,000,000	10,200,000
Total shareholders' deficit			(993,300,000)	(780,400,000)		(261,300,000)
Noncontrolling interests			1,800,000	1,500,000		1,800,000
Total equity (deficit)			(991,500,000)	(778,900,000)	(744,300,000)	(259,500,000)
Total liabilities and shareholders' deficit			5,119,100,000	4,412,700,000		4,325,700,000
Starz Business [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Current assets:
Due from Starz Business (Note 18)			66,500,000	$ 157,600,000		$ 126,800,000
Common Class A [Member]
Shareholders' deficit:
Common Stock		0	0		0
Common Class B [Member]
Shareholders' deficit:
Common Stock		$ 1,875	$ 1,875		$ 1,875

[1]	Equity linked contract that is classified as a liability given potential for variable share settlement at close of the Business Combination. PIPE reflects common equity in the pro forma, combined company post-close of the Business Combination with StudioCo (Note 10).